Fair Value Measurements (Changes in Fair Value Included in Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans held-for-sale | Net gain on loan sales
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Changes in fair value, gain (loss)	$ 283	$ 269	$ 321
Loans held-for-investment | Other noninterest income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Changes in fair value, gain (loss)	1	1	40
Long-term debt | Other noninterest income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Changes in fair value, gain (loss)	0	0	29
DOJ litigation settlement | Other noninterest income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Changes in fair value, gain (loss)	0	24	0
DOJ litigation settlement | Other noninterest (expense)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Changes in fair value, gain (loss)	$ 0	$ 0	$ (2)